Environmental rehabilitation obligation fund (Tables)	12 Months Ended
Dec. 31, 2020
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
Schedule of the environment rehabilitation obligation funds

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		4,602.2	3,998.7	3,492.4
Contributions made		63.6	12.9	63.0
Payments received		(7.4)	(151.9)	-
Interest income	5.1	245.1	265.5	223.5
Fair value gain/(loss)[1]		30.5	33.8	(24.9)
Environmental rehabilitation obligation funds on acquisition of subsidiaries	16	-	443.2	244.7
Balance at end of the year		4,934.0	4,602.2	3,998.7

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		702.9	610.0	633.9
Funds		4,231.1	3,992.2	3,364.8

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations